Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000001720 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000001720 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001720 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000001720 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.50%
C000001720 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001720 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000001720 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001720 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000001720 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.20%
C000001720 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001720 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000001720 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001722 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000001722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001722 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000001722 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.50%
C000001722 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001722 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000001722 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001722 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000001722 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001722 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.20%
C000001722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000001722 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000001723 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000001723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001723 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000001723 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.50%
C000001723 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.20%
C000001723 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.10%
C000001723 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001723 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000001723 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001723 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.20%
C000001723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000001723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%